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                                  UNITES STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                   June 30, 2001
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Check here if Amendment [ ]; Amendment Number:
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               This Amendment (Check only one.):  [ ] is a restatement.
                                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Frank Russell Investments (Ireland) Limited
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Address:       909 A Street
               Tacoma, WA 98402
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Form 13F File Number:                                          28-5105
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Mark E. Swanson
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Title:         Director, Fund Administration
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Phone:         (253) 596-2493
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/s/ Mark Swanson               Tacoma, WA              July 31, 2001
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[Signature]                   [City, State]               [Date]


Report Type (Check only one):

[ ]  13F HOLDINGS REPORT.


[X]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

           Form 13F File Number                      Name
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                 28-1190                    Frank Russell Company